Prepaid IPO Costs	12 Months Ended
Jun. 30, 2025
Prepaid IPO Costs [Abstract]
Prepaid IPO Costs

NOTE 7 — PREPAID IPO COSTS

Prepaid IPO costs are professional expenses related to initial public offering, which as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Audit fees	$586,039	$370,958
Legal fees	235,846	104,332
Due diligence fees	100,000	100,000
Consulting fees	765,746	590,492
Total	$1,687,631	$1,165,782